Working capital - Disclosure of changes in working capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Working Capital [Abstract]
Decrease in inventories	€ 2,201	€ 844	€ 502
Decrease in trade receivables	246	191	92
(Decrease)/increase in trade payables	(1,273)	218	294
Other changes	38	47	115
Total change in working capital	€ 1,212	€ 1,300	€ 1,003